Convertible Notes (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of convertible notes payable
	Rate	September 30, 2018	December 31, 2017
Loan 1	12%	$500,000	$500,000	This note is currently past due.
Loan 2	10%	150,000	75,000	Various maturity dates. No amounts are past due.
Loan 3	1%	52,832	-	Various maturity dates. No amounts are past due.
Loan 4	8%	68,004	71,996	This note is currently past due.
Loan 5	8%	60,750	55,000	$24,000 of this balance is past due.
Loan 6	8%	-	72,100
Loan 7	8%	-	40,657
Loan 8	5%	677,013	-	Various maturity dates. No amounts are past due.
Total Notes		1,508,599	-
Less Debt Discount		(434,143)	-
Total		$1,074,456	$814,753